Accrued Expenses and Other Current Liabilities - Summary of Accrued Liabilities and Other Liabilities Disclosure Current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Advance from shippers and truckers	[1]	¥ 533,158		¥ 949,981
Salaries and welfare payables		274,216		349,966
Deposit from truckers for value added services		23,185		23,243
Accrued rental and other service fees		90,550		133,149
Accrual for construction in progress		74,472		55,743
Accrued liabilities for settlement in principle of class actions		0		72,598
Proceeds prepaid by investors of a subsidiary		100,000		90,000
Others		46,177		48,565
Total		¥ 1,141,758	$ 156,421	¥ 1,723,245

[1]	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage service and other valued-added service.